TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade And Other Payables
TRADE AND OTHER PAYABLES

9 TRADE AND OTHER PAYABLES

	2021	2022
	S$	S$

Trade payable	46,249	14,628
Amount due to a director	1,265	1,265
Sundry payables	18,038	158,995
Accrued expenses	144,701	235,910
Deferred grant income	8,480	5,600
Total	218,733	416,398

The amount due to a director related to reimbursement of expenses. It is unsecured, interest-free, and repayable on demand.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022